SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  Form 13F-HR

                              Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: -December 31 2011

Check here if Amendment [ ]; Amendment Number:
      This Amendment (Check only one.): [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Impax Asset Management Limited
Address:    Norfolk House
		31 St James's Square
		London SW1Y 4JR
		UNITED KINGDOM

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Michael Knight
Title:      Chief Compliance Officer
Phone:      44(0)207 7432 2626

Signature, Place, and Date of Signing:

     M B Knight            	London United Kingdom		14 February 2012
- -----------------------             ------------            -----------------
      [Signature]                   [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0
                                          -----------
Form 13F Information Table Entry Total:   36
                                          -----------
Form 13F Information Table Value Total:   $573095
                                          -----------
                                          (thousands)

List of Other Included Managers:


ISSUER                           CLASS   CUSIP        	 VALUE    SH/PRN	PUT/  INV         OTHER        VOTING AUTH
                                                        '000s          		CALL  DISCRETION   MGRS    SOLE
Aecom Tech			Common	00766T100	 1277	  62102			S		     S
Aegion Corp			Common	457667103	  543	  35400			S		     S
Air Products			Common	009158106	 4453	  52000			S		     S
American Water Works 		Common	030420103	 6256	 196350			S		     S
Aqua America Inc		Common	03826W103	 2412	 109400			S		     S
Badger Meter			Common	056525108	21412	 727567			S		     S
Clarcor Inc			Common	179895107	36875	 737647			S		     S
Clean Harbors Inc		Common	184496107	40302	 632384			S		     S
Cooper Industries		Common	216648402	 3025	  55628			S		     S
Danaher Corp			Common	235851102	 3675	  78080			S		     S
Ecolab Inc			Common	278865100	26303	 453868			S		     S
Emerson Electric Co.		Common	291011104	 3470	  74479			S		     S
ICF International Inc		Common	44925C103	16476	 664901			S		     S
Idex Corp			Common	45167R104	 2271	  61200 		S		     S
Itron Inc			Common	465741106	28812	 805476			S		     S
Johnson Controls inc		Common	478366107	 3674	 117000			s		     S
LKQ Corp			Common	501889208	46920	1559834			S		     S
Metalico Inc			Common	591176102	 7388	2245718			S		     S
Ormat Technologies Inc		Common	686688102	22073	1224252			S		     S
Pall Corp			Common	696429307	51237	 896537			S		     S
Pentair Inc.			Common	709631105	25717	 772500			s		     S
Perkinelmer Inc.		Common	714046109	 5157	 257842			S		     S
Power Integrations Inc		Common	739276103	22844	 688898			S		     S
Regal Beloit			Common	758750103	40906	 800261			S		     S
Republic services Inc		Common	760759100	 3167	 114255			S		     S
Rogers Corp.			Common	775133101	 1076	  29200			S		     S
Roper Industries Inc		Common	776696106	 4472     51475			S		     S
Semileds Corp.			Common	816645105	 3558	1043435			S		     S
Sims Group			Common	829160100	27493	2139537			S		     S
Stericycle Inc			Common	858912108	25058	 321588			S		     S
Sunpower Corp class B		Common	867652307	 4663	 748433			S		     S
Tetra Tech Inc			Common	88162G103	24371	1128787			S		     S
Thermo Fisher Scientific Inc	Common	883556102	 6195	 137763			S		     S
Watts Water Technologies-A	Common	942749102	29745	 869491			S		     S
Xylem Inc			Common	98419M100	15987	 622300			S		     S
3M Co				Common	88579Y101	 3832	  46884			S		     S